Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our practice has been to schedule Committee meetings at which equity awards are to be granted to NEOs well in advance of (and without regard to) the timing of the release of earnings or other material information. The Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation. During 2024, we did not grant any option awards, including to any NEO.

Award Timing Method	Our practice has been to schedule Committee meetings at which equity awards are to be granted to NEOs well in advance of (and without regard to) the timing of the release of earnings or other material information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false